Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Short-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings	The balance of short-term borrowings consists of the following:
	As of
	December 31,	December 31,
	2022	2023
	RMB	RMB	US$
Bank of China Shenzhen Nantou Branch (a)	-	6,300,000	889,493
Industrial and Commercial Bank of China (b)	3,000,000	3,000,000	423,567
Shenzhen Futian Yinzuo Rural Bank(c)	2,000,000	1,559,968	220,250
Bank of China Shenzhen Dongbu Branch (d)	9,800,000	5,000,000	705,945
Bank of China Shenzhen Dongbu Branch (e)	-	3,000,000	423,567
Bank of Ningbo (f)	-	6,743,530	952,113
Total	14,800,000	25,603,498	3,614,935
(a)	On March 29, 2023, JYD WLKJ entered into a working capital loan agreement with Bank of China Shenzhen Nantou Branch in the total amount of RMB5,000,000(US$705,945) with one-year term with an interest rate of 4.1%. On May 9, 2023, JYD WLKJ entered into another working capital loan agreement with Bank of China Shenzhen Nantou Branch in the total amount of RMB2,000,000(US$282,378) with one-year term with an interest rate of 3.8%. The loan was guaranteed by Shenzhen Gaoxintou SE Financing Guarantee Co., LTD and shareholders of the Group (Xiaogang Geng and Xiaohua Jia). As of December 31, 2023, RMB700,000(US$98,832) was repaid, and total amount of RMB6,300,000(US$889,491) was outstanding for these two loans.
(b)	On March 15, 2020, JYD HQ initially entered into a loan agreement with Industrial and Commercial Bank of China in the total amount of RMB3,000,000 with a half-year term with an interest rate of 4.65%. The loan is subject to repayment and is eligible for renewal every six month. The loan is subject to repayment and is eligible for renewal every six month and the newest term was from September 2023 to March 2024.
(c)	On June 27, 2022, JYD WLKJ entered into a loan agreement with Shenzhen Futian Yinzuo Rural Bank in the total amount of RMB2,000,000 (US$282,378) with an interest rate of 10.512% with one-year term. The amount was repaid when it was due in June 2023. On July 5, 2023, JYD WLKJ entered into a new loan agreement with Shenzhen Futian Yinzuo Rural Bank in the total amount of RMB2,000,000 (US$282,378) with an interest rate of 10.512% with one-year term. As of December 31, 2023, RMB440,032 (US$62,128) was repaid, and RMB1,559,968 (US$220,250) was outstanding.

(d)	On November 14, 2022, JYD HQ entered into a one-year maturity loan agreement with Bank of China Shenzhen Dongbu Branch in the total amount of RMB10,000,000(US$1,411,891) with an interest rate of 4.34%. The loan was guaranteed by Shenzhen SME Financing Guarantee Co., LTD. and shareholders of the Group (Xiaogang Geng and Xiaohua Jia). JYD HQ has repaid RMB200,000 (USD28,238) during the year ended December 31, 2022 and fully repaid the remaining balance when the loan was due on November 14, 2023. On November 22, 2023, JYD HQ entered into a new one-year maturity loan agreement with Bank of China Shenzhen Dongbu Branch in the total amount of RMB5,000,000(US$705,945) with an interest rate of 3.6%. The loan was guaranteed by Shenzhen SME Financing Guarantee Co., LTD. and shareholders of the Group (Xiaogang Geng and Xiaohua Jia).
(e)	On October 30 2023, JYD SZGJHY entered into a one-year maturity loan agreement with Bank of China Shenzhen Dongbu Branch in the total amount of RMB3,000,000(US$423,567) with an interest rate of 3.75%.
(f)	On November 14, 2023, JYD NJWL entered into a one-year maturity loan agreement with Bank of Ningbo in the total amount of USD1,000,000 with an interest rate of 6.53%. The loan was guaranteed by JYD WLKJ. As of December 31, 2023, the Company withdrew RMB6,743,530 (US$952,113).